BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION
BASIS OF PREPARATION

Notes to the Group accounts

1 BASIS OF PREPARATION

Smith & Nephew plc (the Company) is a public limited company incorporated in England and Wales. In these accounts, the ‘Group’ means the Company and all its subsidiaries. The principal activities of the Group are to develop, manufacture, market and sell medical devices and services.

As required by the European Union’s IAS Regulation and the Companies Act 2006, the Group has prepared its accounts in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) effective as at 31 December 2018. The Group has also prepared its accounts in accordance with IFRS as issued by the International Accounting Standards Board (IASB) effective as at 31 December 2018. IFRSs as adopted by the EU differs in certain respects from IFRS as issued by the IASB. However, the differences have no impact for the periods presented.

The preparation of accounts in conformity with IFRS requires management to use estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accounts and the reported amounts of revenues and expenses during the year. The accounting policies requiring management to use significant estimates and assumptions are: inventories, impairment, taxation and liability provisions. These are discussed on page 124. Although these estimates are based on management’s best knowledge of current events and actions, actual results ultimately may differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively.

The Directors continue to adopt the going concern basis for accounting in preparing the annual financial statements. The Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Further information regarding the Group’s business activities, together with the factors likely to affect its future development, performance and position, are set out on pages 10–22.

As described in Note 15, the Group meets its funding requirements through a mixture of shareholders’ funds, bank borrowings and private placement notes. At 31 December 2018 the Group had committed borrowing facilities of $2.4bn and total liquidity of $1.3bn, including net cash and cash equivalents of $333m and undrawn committed borrowing facilities of $1bn. The earliest expiry date of the Group’s committed borrowing facilities is in respect of $125m of Senior Notes due to expire in November 2019. In addition, Note 16 includes the Group’s objectives, policies and processes for managing its capital; our financial risk management objectives; details of our financial instruments and hedging activities; and our exposures to foreign exchange, interest rate and credit risk.

The Group’s forecasts and projections, taking into account reasonably possible changes in trading performance, show that the Group has sufficient financial resources. The Directors have reasonable expectation that the Company and the Group are well placed to manage their business risks and to continue in operational existence for a period of at least  three years from the date of the approval of the financial statements. Accordingly, the Directors continue to adopt the going concern basis (in accordance with the guidance ‘Guidance on Risk Management, Internal Control and Related Financial and Business Reporting’ issued by the FRC) in preparing the consolidated financial statements.

New accounting standards effective 2018

IFRS 15 Revenue from contracts with customers

On 1 January 2018, the Group adopted IFRS 15 Revenue from contracts with customers using the modified retrospective method for contracts which were not completed as of that date. The Group applied the practical expedients in relation to contracts with variable consideration and contracts that were completed at the beginning of the earliest period presented and/or modified before the beginning of the earliest period presented.

Under IFRS 15, revenue is recognised as the performance obligations to deliver products or services are satisfied and revenue is recorded based on the amount of consideration expected to be received in exchange for satisfying the performance obligations. The Group undertook a detailed impact assessment applying IFRS 15 to all the existing ways in which the Group delivers products or services to customers to identify divergence with previous accounting practice governed by IAS 18 Revenue and concluded that IFRS 15 does not have a significant impact on the timing and recognition of revenue. Accordingly, there was no adjustment required on transition to IFRS 15.

IFRS 9 Financial Instruments

On 1 January 2018, the Group adopted IFRS 9 Financial Instruments. The Group has not restated comparative information for prior periods with respect to classification and measurement (including loss allowance) requirements.

The amendments to IFRS 9 mainly relate to the classification and measurement of financial instruments. IFRS 9 largely retains the existing requirements in IAS 39 Financial Instruments: Recognition and Measurement for the classification and measurement of financial liabilities; however, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale. The Group elected, from 1 January 2018, to present changes in the fair value of trade investments in the income statement. The Group also elected to continue to apply the hedge accounting guidance in IAS 39 Financial Instruments: Recognition and Measurement.

With respect to loss allowances for trade receivables, IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (ECL) model. The Group, from 1 January 2018, has measured loss allowances for trade receivables at an amount equal to lifetime expected credit losses. In determining credit risk, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis based on the Group’s historical experience, and forward-looking information. The Group considers the model and some of the assumptions used in calculating these ECLs as sources of estimation uncertainty. The Group performed the calculation of ECL rates separately for customer groups which were segmented based on common risk characteristics such as credit risk grade and type of customer (for example government and non-government). While not material, the Group has determined that the application of IFRS 9 at 1 January 2018 results in an additional loss allowance for trade receivables of $14m. This transition adjustment gives rise to a deferred tax credit of $3m.

The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at 1 January 2018.

The effect of adopting IFRS 9 on the carrying amounts of financial assets at 1 January 2018 relates solely to the loss allowance for trade receivables as described above.

			Original carrying	New carrying
			amount under IAS 39	amount under IFRS 9
	Original classification under IAS 39	New classification under IFRS 9	$ million	$ million
Financial assets
Forward foreign exchange contacts	Fair value - hedging instrument	Fair value - hedging instrument	25	25
Investments	Available for sale	Fair value through profit or loss	21	21
Currency swaps	Fair value through profit or loss	Fair value through profit or loss	3	3
Trade and other receivables	Loans & receivables	Amortised cost	1,148	1,134
Cash at bank	Loans & receivables	Amortised cost	169	169
Total financial assets			1,366	1,352
Financial liabilities
Acquisition consideration	Fair value through profit or loss	Fair value through profit or loss	(160)	(160)
Forward foreign exchange contracts	Fair value - hedging instrument	Fair value - hedging instrument	(45)	(45)
Currency swaps	Fair value through profit or loss	Fair value through profit or loss	(1)	(1)
Interest rate swaps	Fair value - hedging instrument	Fair value - hedging instrument	(2)	(2)
Private placement debt	Other financial liabilities	Other financial liabilities	(1,123)	(1,123)
Bank overdrafts	Other financial liabilities	Other financial liabilities	(14)	(14)
Bank loans	Other financial liabilities	Other financial liabilities	(313)	(313)
Trade and other payables	Other financial liabilities	Other financial liabilities	(877)	(877)
Total financial liabilities			(2,535)	(2,535)

A number of other new amendments to standards are effective from 1 January 2018 but they do not have a material effect on the Group’s financial statements.

Accounting standards issued but not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning after 1 January 2019 and earlier application is permitted; however, the Group has not early adopted them in preparing these consolidated financial statements. These are not expected to have a significant impact on adoption, apart from IFRS 16 Leases which is described below.

The Group will adopt IFRS 16 using the modified retrospective approach and the right of use asset on transition will equal the lease liability. The cumulative effect of initially adopting the IFRS 16 will be recognised as an adjustment to retained earnings at 1 January 2019 with no restatement of comparative information. The Group plans to apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before 1 January 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

The Group intends to avail itself of the exemptions for short-term leases and leases of low-value items. The Group will recognise new assets and liabilities, primarily with regard to its operating leases of property and motor vehicles. In addition the Group will no longer recognise accruals relating to the straight-lining of rent expense for leases which include a rent-free period.

The Group has designed a new lease accounting process and has implemented a new lease accounting software solution. The Group has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements, as described below. The actual impacts of adopting the standard on 1 January 2019 may change because the Group has not finalised the testing and assessment of controls over its new lease accounting process, and the new accounting policies are subject to change until the Group presents its first financial statements that include the initial application of the standard.

Based on the information currently available, the Group estimates that it will recognise additional lease assets and liabilities of $145m to $165m as at 1 January 2019. The Group does not expect the adoption of IFRS 16 to have a material impact on the income statement.

1.1 Consolidation

The Group accounts include the accounts of Smith & Nephew plc and its subsidiaries for the periods during which they were members of the Group.

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated in the Group accounts from the date that the Group obtains control, and continue to be consolidated until the date that such control ceases. Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated on consolidation. All subsidiaries have year ends which are co-terminus with the Group’s, with the exception of jurisdictions whereby a different year end is required by local legislation.

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary and any related components of equity. Any resulting gain or loss is recognised in profit or loss. Any retained interest in the former subsidiary is measured at fair value.

1.2 Foreign currencies

Functional and presentation currency

The Group accounts are presented in US Dollars. The Company’s functional currency is US Dollars.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group companies at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency as at the exchange rate at the reporting date. Non-monetary items are not retranslated.

Foreign operations

Balance sheet items of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated into US Dollars on consolidation at the exchange rates at the reporting date. Income statement items and the cash flows of foreign operations are translated at average rates as an approximation to actual transaction rates, with actual transaction rates used for large one off transactions.

Foreign currency differences are recognised in ‘Other comprehensive income’ and accumulated in ‘Other reserves’ within equity. These include: exchange differences on the translation at closing rates of exchange of non-US Dollar opening net assets; the differences arising between the translation of profits into US Dollars at actual (or average, as an approximation) and closing exchange rates; to the extent that the hedging relationship is effective, the difference on translation of foreign currency borrowings or swaps that are used to finance or hedge the Group’s net investments in foreign operations; and the movement in the fair value of forward foreign exchange contracts used to hedge forecast foreign exchange cash flows.

The exchange rates used for the translation of currencies into US Dollars that have the most significant impact on the Group results were:

	2018	2017	2016
Average rates
Sterling	1.33	1.29	1.35
Euro	1.18	1.13	1.11
Swiss Franc	1.02	1.02	1.02
Year end rates
Sterling	1.28	1.35	1.23
Euro	1.14	1.20	1.05
Swiss Franc	1.02	1.02	0.98